Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
12.
Related Party Transactions

Management Fee and Performance Participation Allocation

Prior to May 2024, the Advisor was entitled to an annual management fee equal to (i) 1.25% of the Company’s NAV per annum payable monthly, before giving effect to any accruals for the management fee, the stockholder servicing fee, the performance participation interest or any distributions, plus (ii) 1.25% per annum of the aggregate DST Property consideration for all DST Properties subject to the fair market value option held by the Operating Partnership. For avoidance of doubt, the Advisor does not receive a duplicative management fee with respect to any DST Property. Additionally, to the extent the Operating Partnership issues Operating Partnership units to parties other than the Company, the Operating Partnership will pay the Advisor an annual management fee equal to 1.25% of the Operating Partnership’s NAV attributable to such Operating Partnership units not held by the Company, payable monthly. The management fee can be paid, at the Advisor’s election, in cash, shares of common stock, or Operating Partnership units.

In connection with the share repurchase plan amendment, the Advisor has agreed, commencing with the month of May 2024, to waive 20% of its management fee, thereby reducing it from 1.25% of NAV to 1% of NAV, until the Company’s share repurchase plan has been reinstated to the monthly repurchase limit of 2% of NAV (measured using the aggregate NAV attributable to stockholders as of the end of the immediately preceding month) and quarterly repurchase limit of 5% of NAV (measured using the aggregate NAV attributable to stockholders as of the end of the immediately preceding quarter).

During the years ended December 31, 2024, 2023, and 2022, the Company incurred management fees of $105.4 million, $153.4 million, and $167.1 million, respectively.

To date, the Advisor has elected to receive the management fee in shares of the Company’s common stock. The Company issued 4,336,544 and 5,673,483 unregistered Class I shares to the Advisor as payment for the 2024 and 2023 management fees, respectively, and also had a payable of $7.7 million and $10.9 million related to the management fees as of December 31, 2024 and 2023, respectively, which are included in Due to affiliates on the Company’s Consolidated Balance Sheets. During January 2025, the Advisor was issued 354,652 unregistered Class I shares as payment for the $7.7 million management fee accrued as of December 31, 2024. During January 2024, the Advisor was issued 473,622 unregistered Class I shares to the Advisor as payment for the $10.9 million management fee accrued as of December 31, 2023. The shares issued to the Advisor for payment of the management fee were issued at the applicable NAV per share at the end of each month for which the fee was earned.

Additionally, the Special Limited Partner, an affiliate of the Advisor, holds a performance participation interest in the Operating Partnership that entitles it to receive an allocation of the Operating Partnership’s total return to its capital account. Total return is defined as distributions paid or accrued plus the change in NAV. Under the Operating Partnership’s limited partnership agreement, the annual total return will be allocated solely to the Special Limited Partner after the other unit holders have received a total return of 5% (after recouping any loss carryforward amount) and such allocation will continue until the allocation between the Special Limited Partner and all other unit holders is equal to 12.5% and 87.5%, respectively. Thereafter, the Special Limited Partner will receive an allocation of 12.5% of the annual total return. The annual distribution of the performance participation interest will be paid in cash or Class I units of the Operating Partnership, at the election of the Special Limited Partner. During the years ended December 31, 2024 and 2023, the Company did not recognize a performance participation allocation as certain thresholds were not achieved. During the year ended December 31, 2022, the Company recognized $102.3 million of performance participation interest in the Company’s consolidated financial statements.

The performance participation interest for 2022 became payable on December 31, 2022 and, in January 2023, the Company caused the Operating Partnership to issue 3,886,034 Class I units in the Operating Partnership to the Special Limited Partner as payment for the performance participation interest for 2022. Such Class I units were issued at the NAV per unit as of December 31, 2022.

Investment in Real Estate Debt - Dispositions

During the year ended December 31, 2024, the Company disposed of its £352.0 million GBP term loan investment through a series of disposition transactions, as follows: (i) £176.0 million was sold to an affiliate of the Advisor for a net purchase price of £174.2 million; and (ii) £176.0 million was sold to an affiliate of the Advisor and an unaffiliated third-party, who co-invested in the transaction, for an aggregate purchase price of £174.2 million. The purchase price was determined by the unaffiliated and independent third-party. In connection with the disposition, the Company repaid all related borrowings under secured financing agreements of £193.6 million.

Related Party Share Ownership

As of December 31, 2024, the Advisor, its employees, and its affiliates, including the Company’s executive officers, hold an aggregate of $526.9 million in the Company, across shares of common stock of the Company and Class I units in the Operating Partnership. During the year ended December 31, 2024, the Company repurchased 2.1 million Class I shares held by the Advisor and certain directors for total consideration of $46.3 million. During the year ended December 31, 2023, the Company repurchased 3.2 million Class I shares held by the Advisor and certain directors for total consideration of $80.6 million. The Advisor repurchases were used primarily to settle tax obligations incurred by the Advisor.

Due to Affiliates

The following table details the components of Due to affiliates ($ in thousands):

	December 31, 2024	December 31, 2023
Accrued stockholder servicing fee	$262,264	$301,017
Performance participation allocation	—	—
Accrued management fee	7,701	10,853
Advanced operating expenses	1,844	4,458
Accrued affiliate service provider expenses	3,792	3,068
Advanced organization and offering costs	—	1,561
Total	$275,601	$320,957

Accrued stockholder servicing fee

The Company accrues the full amount of the future stockholder servicing fees payable to the Dealer Manager for Class T shares, Class S shares, and Class D shares up to the 8.75% limit at the time such shares are sold. The Dealer Manager has entered into agreements with the participating broker dealers distributing the Company’s shares in the public offerings, which provide, among other things, for the re-allowance of the full amount of the selling commissions and dealer manager fees and all or a portion of the stockholder servicing fees received by the Dealer Manager to such participating broker dealers.

Advanced organization and offering costs

The Advisor and its affiliates incurred $7.3 million of organization and offering costs (excluding upfront selling commissions, dealer manager fees and stockholder servicing fees) on behalf of the Company through December 21, 2019. Such amount was being reimbursed to the Advisor ratably over 60 months, which commenced in January 2020 and were fully reimbursed as of December 31, 2024.

Accrued affiliate service provider expenses

The Company has engaged and expects to continue to engage Highmark Residential (formerly Milestone Management), a portfolio company owned by an affiliate of the Sponsor, to provide day-to-day operational and management services (including leasing, construction management, revenue management, accounting, legal and contract management, expense management, and capital expenditure projects and transaction support services) for a portion of the Company’s multifamily properties. The cost for such services is a percentage of the gross receipts and project costs, respectively, (which will be reviewed periodically and adjusted if appropriate), plus actual costs allocated for transaction support services. During the years ended December 31, 2024, 2023 and 2022, the Company incurred approximately $31.6 million, $25.8 million and $17.3 million of expenses due to Highmark Residential in connection with its operational and management services, respectively. These amounts are included in Property operating expenses on the Company’s Consolidated Statements of Operations and Comprehensive Loss.

The Company has engaged Rinaldi, Finkelstein & Franklin L.L.C. (“RFF”), a law firm owned and controlled by Ellis F. Rinaldi, Co-General Counsel and Senior Managing Director of the Sponsor and certain of its affiliates, to provide corporate legal support services to the Company. During the years ended December 31, 2024, 2023 and 2022, the amounts incurred for services provided by RFF were $0.5 million, $0.3 million and $0.5 million, respectively.

The Company has engaged Essex Title, LLC (“Essex”), a title agent company majority owned by Starwood Capital. Essex acts as an agent for one or more underwriters in issuing title policies and/or providing support services in connection with investments by the Company, Starwood Capital and its affiliates and third parties. Essex focuses on transactions in rate-regulated states where the cost of title insurance is non-negotiable. Essex will not perform services in non-regulated states for the Company, unless (i) in the context of a portfolio transaction that includes properties in rate-regulated states, (ii) as part of a syndicate of title insurance companies where the rate is negotiated by other insurers or their agents, (iii) when a third party is paying all or a material portion of the premium or (iv) when providing only support services to the underwriter. Essex earns fees, which would have otherwise been paid to third parties, by providing title agency services and facilitating placement of title insurance with underwriters. Starwood Capital receives distributions from Essex in connection with investments by the Company based on its equity interest in Essex. In each case, there will be no related offset to the Company. During the years ended December 31, 2024, 2023 and 2022 the Company incurred $0.5 million, $1.5 million, and $4.3 million of expenses for services provided by Essex, respectively.

The Company has engaged Starwood Retail Partners to provide leasing and legal services for any retail and certain industrial and other properties the Company acquires. During the years ended December 31, 2024 and 2023, the Company incurred approximately $0.4 million and $0.2 million of expenses from Starwood Retail Partners, respectively. During the year ended December 31, 2022, the Company incurred an insignificant amount of expenses from Starwood Retail Partners.

The Company has incurred legal expenses from third party law firms whose lawyers have been seconded to affiliates of Starwood Capital for the purpose of providing legal services in Europe to investment vehicles sponsored by Starwood Capital. During the year ended December 31, 2024, the Company incurred an insignificant amount of expenses relating to these services provided. During the years ended December 31, 2023 and 2022, the amounts incurred for services provided were $0.2 million and $0.4 million, respectively.

The Company has engaged STR Management Co, LLC, an affiliate of the Advisor, to provide property management services to certain of the Company’s residential units that function as short term rental assets. The costs for such services is a percentage of gross revenue produced by the short-term rentals on a monthly basis. During the years ended December 31, 2024, 2023 and 2022, the Company incurred approximately $1.6 million, $0.8 million and $0.2 million of expenses for services provided from SCG STR Management Co, LLC, respectively.

The Company has entered into an agreement with an affiliate of Starwood Global Opportunity Fund XI to assist with property management of the Company’s assets in Spain and Italy. The Starwood Capital Group (“SCG”) Southern Europe Team charges market fees for such property management services. During the years ended December 31, 2024, 2023 and 2022, the amounts incurred for services provided by the SCG Southern Europe Team were $0.3 million, respectively.

Advanced operating expenses

As of December 31, 2023, the Advisor had advanced an insignificant amount of expenses on the Company’s behalf for general corporate expenses provided by unaffiliated third parties. Such amounts (incurred prior to 2019) were being reimbursed to the Advisor ratably over a 60 month period, which commenced in January 2020 and were fully reimbursed as of December 31, 2024.

As of December 31, 2024, 2023 and 2022, the Advisor had incurred approximately $12.9 million, $14.5 million and $15.8 million, respectively, of expenses on the Company’s behalf for general corporate expenses. Such amounts are being reimbursed to the Advisor one month in arrears.

DST Program expenses

During the year ended December 31, 2024, the Company incurred approximately $2.0 million of expenses in connection with the DST Program. No expenses were incurred by the Company in connection with the DST Program during the years ended December 31, 2023 and 2022, respectively.